Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2020
Registrant Name	SEI TAX EXEMPT TRUST
Entity Central Index Key	0000701817
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2020
Document Effective Date	Mar. 18, 2020
Prospectus Date	Dec. 31, 2019
Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEIMX
Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SBDAX
Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SMAAX
Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SENJX
Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SENYX
Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEPAX
Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus:
Trading Symbol	SEATX
Class Y Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus:
Trading Symbol	SINYX
Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SCYYX
Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SMSYX
Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNJYX
Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SNYYX
Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus:
Trading Symbol	SPAYX
Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus:
Trading Symbol	STAYX